Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Net Sales	$ 444,600	$ 516,251
Costs and expenses:
Cost of materials sold (excludes items shown separately below)	441,815	491,733
Selling, general and administrative	16,171	21,039
Depreciation and amortization	3,291	3,070
Costs and Expenses	441,815	491,733
Gain on disposal of property, plant and equipment	258	0
EARNINGS FROM OPERATIONS	3,043	24,518
Gain on economic hedges of risk	7,598	1,848
Interest expense	(2,953)	(3,072)
Other income	5	20
EARNINGS BEFORE INCOME TAXES	7,693	23,314
Provision for income taxes:
Current	1,387	5,175
Deferred	221	794
Income tax	1,608	5,969
NET EARNINGS	$ 6,085	$ 17,345
Net earnings per share:
Basic (in dollars per share)	$ 0.87	$ 2.39
Diluted (in dollars per share)	0.87	2.39
Cash dividends, per share (in dollars per share)	$ 0.16	$ 0.1
Material Sold Expense [Member]
Costs and expenses:
Cost of materials sold (excludes items shown separately below)	$ 365,648	$ 412,395
Processing and Warehouse Expense [Member]
Costs and expenses:
Cost of materials sold (excludes items shown separately below)	33,477	31,438
Delivery Expense [Member]
Costs and expenses:
Cost of materials sold (excludes items shown separately below)	$ 23,228	$ 23,791